SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                        DWS Emerging Markets Equity Fund

The  following   information  replaces  similar  disclosure  in  "The  portfolio managers" section of the prospectuses:

The following person handles the day-to-day management of DWS Emerging Markets Equity Fund.


  Terrence S. Gray, CFA
  Managing Director of Deutsche Asset
  Management and Portfolio Manager of
  the fund.
  o   Joined Deutsche Asset Management
      in 1993 and the fund in 2003.
  o   Portfolio manager for Global
      Emerging Markets Fund and other
      international products.
  o   Previously, head of the Pacific
      Basin portfolio selection team and
      served as an Asian country and
      sector analyst before joining the
      Emerging Markets team.
  o   BS, Boston College.





               Please Retain This Supplement for Future Reference





                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

October 31, 2007
DEMEF-3600